STATEMENTS OF OPERATIONS INCEPTION - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Income Statement [Abstract]
Formation and operating costs	$ 115,291	$ 721	$ 20,887	$ 740,962
Franchise tax expense	50,000	0	124,434	150,000
Loss from Operations	(165,291)	(721)	(145,321)	(890,962)
Other income:
Investment income on investment held in Trust Account	367,387	0	484	377,637
Income (Loss) before income taxes	202,269	(721)	(144,837)	(513,045)
Income taxes provision	0	0	0	0
Net Income (loss)	$ 202,269	$ (721)	$ (144,837)	$ (513,045)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	6,500,000	0	1,001,327	6,500,000
Basic and diluted net loss per share, common stock subject to possible redemption	$ 0.02		$ (0.14)	$ (0.06)
Basic and diluted weighted average shares outstanding, common stock attributable to Mana Capital Acquisition Corp.	1,625,000	1,550,000	1,560,288	1,625,000
Basic and diluted net loss per share, common stock attributable To Mana Capital Acquisition Corp.	$ 0.02	$ (0.00)	$ (0.09)	$ (0.06)